Schedule of deferred tax (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 3,352,976	$ 4,561,053	$ 3,000,518
Deferred tax assets, gross	554,054	753,680	501,239
Valuation allowance	(554,054)	(753,680)	(501,239)
Deferred tax assets, net of valuation allowance